ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2018
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

4.   ACCOUNTS RECEIVABLE

	As of December 31,
	2017	2018
	RMB	RMB
Accounts receivable	192,245	241,079
Less: Allowance for doubtful accounts	(5,384)	(11,014)
	186,861	230,065

The movement of allowance for doubtful accounts is analyzed as follows:

	2016	2017	2018
	RMB	RMB	RMB
Balance at beginning of year	3,290	6,144	5,384
Additions	6,705	5,738	11,701
Write-offs	(3,851)	(6,498)	(6,071)
Balance at end of year	6,144	5,384	11,014